ZURICH MONEY FUNDS
                            Zurich Money Market Fund
                          Zurich Government Money Fund
                           Zurich Tax-Free Money Fund

                            SUPPLEMENT TO PROSPECTUS
                             DATED NOVEMBER 30, 1998

                                 ---------------

The following text replaces the applicable disclosure in the "How to Make a Redemption -- By Phone" section of the prospectus on page 18:

Shareholders may redeem shares by electronic funds transfer (minimum $100 and maximum $50,000) to a pre-authorized bank account. See "Special Features-- EZ-Transfer."



April 14, 1999